Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Line Items]
Disclosure Of Internal Credit Exposures Explanatory
In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2022 and 2021:

	2022
Banking	Segment	High grade PD less than or equal (*)	Standard grade PD range (*)	Grade lower than standard PD equal to or higher (*)
	Credit card	7.36%	7.37% - 17.52%	17.53%
	Mortgage	1.15%	1.16% - 3.76%	3.77%
	Payroll loans	3.94%	3.95% - 16.89%	16.90%
Personal Banking	Consumer	7.94%	7.95% - 18.15%	18.16%
	Vehicular	3.24%	3.25% - 9.09%	9.10%
Small Business Banking		15.05%	15.06% - 24.59%	24.60%
	Corporate	0.28%	0.28%	0.28%
Commercial Banking	Institutional	0.28%	0.28%	0.28%
	Companies	3.72%	3.73% - 6.84%	6.85%
	Real estate	1.66%	1.66%	1.66%

	2021
Banking	Segment	High grade PD less than or equal	Standard grade PD range	Grade lower than standard PD equal to or higher
	Credit card	7.35%	7.36% - 19.30%	19.31%
	Mortgage	2.57%	2.58% - 7.44%	7.45%
	Payroll loans	2.34%	2.35% - 5.48%	5.49%
Personal Banking	Consumer	10.35%	10.36% - 24.39%	24.40%
	Vehicular	7.51%	7.52% - 17.84%	17.85%
Small Business Banking		20.60%	20.61% - 39.94%	39.95%
	Corporate	0.29%	0.29%	0.29%
Commercial Banking	Institutional	0.29%	0.29%	0.29%
	Companies	1.28%	1.29% - 3.48%	3.49%
	Real estate	3.53%	3.53%	3.53%

(*)
It is worth mentioning that the probability of default is exclusively those determined by the statistical model and, therefore, do not include the subsequent adjustments to the model, detailed in Note 30.1 (d.7)

Disclosure Of Detailed Information About Estimation Method Used For Percentage Of Default Text Block
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans		X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X

Summary of Expected Loss by Post-Model Adjustments
Following is the amount of the expected loss as of December 31, 2022, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to Model)	Subsequent adjustments to the model	Expected loss (Total)
	S/(000)	S/(000)	S/(000)
Commercial loans	261,187	21,231	282,418
Consumer loans	1,296,560	325,822	1,622,382
Mortgage loans (*)	61,618	—	61,618
Small and micro-business loans	90,685	6,247	96,932

Total	1,710,050	353,300	2,063,350

(*)	Considering the nature of these loans, it has not been necessary to determine a subsequent adjustment to the model.
Following is the amount of the expected loss as of December 31, 2021, as determined by the model and the subsequent adjustments to it, explained in the previous paragraphs:

	Expected loss (according to Model)	Subsequent adjustments to the model	Expected loss (Total)
	S/(000)	S/(000)	S/(000)
Commercial loans	283,243	100,527	383,770
Consumer loans	983,592	418,089	1,401,681
Mortgage loans	145,947	9,253	155,200
Small and micro-business loans	96,821	67,774	164,595

Total	1,509,603	595,643	2,105,246

Disclosure Of Macro Economic Variables
Macroeconomic variables used as of December 31, 2022

	Scenario	2023	2024	2025
Gross domestic product (annual % var.)	Optimistic	2.6%	3.1%	3.2%
	Base	2.3%	2.5%	2.8%
	Pessimistic	1.3%	2.0%	2.4%
Unemployment rate (annual % var.)	Optimistic	(13.8%)	(3.9%)	(3.6%)
	Base	(10.1%)	(3.7%)	(3.5%)
	Pessimistic	(5.5%)	(3.5%)	(3.3%)
Domestic demand (annual % var.)	Optimistic	1.7%	2.5%	2.8%
	Base	1.1%	1.7%	2.3%
	Pessimistic	(0.1%)	1.0%	1.9%
Formal average salary (annual % var.)	Optimistic	(0.7%)	1.3%	1.4%
	Base	(1.4%)	1.0%	1.2%
	Pessimistic	(3.6%)	(0.7%)	0.5%
Informal average salary (annual % var.)	Optimistic	1.8%	3.4%	3.5%
	Base	1.0%	2.9%	3.0%
	Pessimistic	(1.1%)	1.3%	2.3%

Macroeconomic variables used as of December 31, 2021

	Scenario	2022	2023	2024
Gross domestic product (annual % var.)	Optimistic	10.9%	2.2%	2.2%
	Base	5.4%	2.8%	3.7%
	Pessimistic	(15.2%)	5.8%	7.8%
Consumption (annual % var.)	Optimistic	10.8%	2.2%	2.1%
	Base	5.4%	2.8%	3.6%
	Pessimistic	(13.9%)	2.9%	12.2%
Domestic demand (annual % var.)	Optimistic	9.4%	1.5%	2.1%
	Base	4.1%	2.2%	3.6%
	Pessimistic	(15.6%)	5.8%	7.3%
Gross Capital Formation	Optimistic	11.1%	(0.1%)	1.6%
	Base	4.1%	1.7%	4.0%
	Pessimistic	(25.1%)	21.8%	(4.6%)

Disclosure Of Impact Of Multiple Scenarios On The Allowance
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2022
Optimistic	10	198,113
Base	52	1,050,333
Pessimistic	38	814,904

Total		2,063,350

	%	Total
		S/(000)
December 31, 2021
Optimistic	30	827,138
Base	40	601,358
Pessimistic	30	676,750

Total		2,105,246

Disclosure Of Fair Value Of The Loan Guarantees
The fair value of the loan guarantees as of December 31, 2022 and 2021, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	13,193,411	—	—	—	—	—	13,193,411	—
Commercial loans	21,412,126	815,190	1,380,441	11,327,344	4,361,481	17,884,456	3,527,670	247,084
Small and micro-business loans	1,358,481	—	—	—	—	—	1,358,481	96,768
Consumer loans	14,967,799	—	—	—	—	—	14,967,799	1,622,381
Mortgage loans	9,286,944	—	—	16,578,513	—	16,578,513	(7,291,569)	61,622

Direct loans	47,025,350	815,190	1,380,441	27,905,857	4,361,481	34,462,969	12,562,381	2,027,855
Debt instruments at amortized cost	3,302,779	—	—	—	—	—	3,302,779	—

Total financial assets at amortized cost	63,521,540	815,190	1,380,441	27,905,857	4,361,481	34,462,969	29,058,571	2,027,855
Debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974

Total debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974
Not subject to impairment
Derivative financial instruments - Trading	203,082	235,133	—	—	—	235,133	(32,051)	—
Derivative financial instruments - Hedges	312,718	—	—	—	—	—	312,718	—
Financial assets at fair value through profit or loss	1,932,993	—	—	—	—	—	1,932,993	—

Total financial instruments at fair value through profit or loss	2,448,793	235,133	—	—	—	235,133	2,213,660	—

	83,009,275	1,050,323	1,380,441	27,905,857	4,361,481	34,698,102	48,311,173	2,081,829

Financial guarantees (guarantees and stand-by letters)	4,001,806	17,363	46,810	1,404,684	1,165,573	2,634,430	1,367,376	35,124
Letters of credit for customers	485,541	—	29,588	—	3,814	33,402	452,139	371

Indirect loans	4,487,347	17,363	76,398	1,404,684	1,169,387	2,667,832	1,819,515	35,495

	87,496,622	1,067,686	1,456,839	29,310,541	5,530,868	37,365,934	50,130,688	2,117,324

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	17,104,465	—	—	—	—	—	17,104,465	—
Commercial loans	22,118,918	614,039	1,446,894	11,453,465	6,587,461	20,101,859	2,017,059	343,441
Small and micro-business loans	1,502,501	—	—	—	—	—	1,502,501	164,595
Consumer loans	12,514,499	—	—	—	—	—	12,514,499	1,401,681
Mortgage loans	8,552,304	—	—	16,327,398	—	16,327,398	(7,775,094)	155,200

Direct loans	44,688,222	614,039	1,446,894	27,780,863	6,587,461	36,429,257	8,258,965	2,064,917
Debt instruments at amortized cost	3,296,030	—	—	—	—	—	3,296,030	—

Total financial assets at amortized cost	65,088,717	614,039	1,446,894	27,780,863	6,587,461	36,429,257	28,659,460	2,064,917
Debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108

Total debt instruments at fair value through other comprehensive income	17,921,275	—	—	—	—	—	17,921,275	41,108
Not subject to impairment
Derivative financial instruments - Trading	314,539	174,790	—	—	—	174,790	139,749	—
Derivative financial instruments - Hedges	478,822	—	—	—	—	—	478,822	—
Financial assets at fair value through profit or loss	2,706,271	—	—	—	—	—	2,706,271	—

Total financial instruments at fair value through profit or loss	3,499,632	174,790	—	—	—	174,790	3,324,842	—

	86,509,624	788,829	1,446,894	27,780,863	6,587,461	36,604,047	49,905,577	2,106,025

Financial guarantees (guarantees and stand-by letters)	4,150,093	13,128	62,576	1,750,607	572,428	2,398,739	1,751,354	38,514
Letters of credit for customers	290,365	—	48,591	90,610	100	139,301	151,064	1,815

Indirect loans	4,440,458	13,128	111,167	1,841,217	572,528	2,538,040	1,902,418	40,329

	90,950,082	801,957	1,558,061	29,622,080	7,159,989	39,142,087	51,807,995	2,146,354

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	408,104	10	2,818	—	495,872	66,074	564,774	(156,670)	154,299
Small and micro-business loans	91,195	—	—	—	—	—	—	91,195	51,709
Consumer loans	452,301	—	—	—	—	—	—	452,301	430,902
Mortgage loans	238,527	—	—	—	624,486	—	624,486	(385,959)	45,101

Total	1,190,127	10	2,818	—	1,120,358	66,074	1,189,260	867	682,011

Indirect loans	26,076	—	—	—	—	—	—	26,076	8,936

	1,216,203	10	2,818	—	1,120,358	66,074	1,189,260	26,943	690,947

	Fair value of the credit guarantee under the base scenario
As of December 31, 2021	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	513,833	4	2,123	—	456,732	143,020	601,879	(88,046)	182,467
Small and micro-business loans	174,855	—	—	—	—	—	—	174,855	85,222
Consumer loans	354,960	—	—	—	—	—	—	354,960	336,041
Mortgage loans	268,528	—	—	—	728,333	—	728,333	(459,805)	99,850

Total	1,312,176	4	2,123	—	1,185,065	143,020	1,330,212	(18,036)	703,580

Indirect loans	25,057	—	—	—	—	—	—	25,057	13,243

	1,337,233	4	2,123	—	1,185,065	143,020	1,330,212	7,021	716,823

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2022 and 2021, regardless the balance of the loan it guarantees.

Summary of Classification of Risk
The Group determines its risk level according to the following classification as of December 31, 2022 and 2021:

	High grade	Standard grade	Grade lower than standard
2022	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:
Global	0.05% - 0.11%	0.12% - 2.09%	23.34%
Latin America	0.00%	0.09% - 3.02%	24.64%
Sovereigns	0.00%	0.00% - 1.55%	27.08%

	High grade	Standard grade	Grade lower than standard
2021	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal or higher to:
Global	0.05% - 0.12%	0.12% - 2.11%	23.55%
Latin America	0.00%	0.11% - 3.06%	25.21%
Sovereigns	0.00%	0.00% - 1.64%	30.77%

Disclosure Of External Credit Exposures Explanatory

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2022		As of December 31, 2021
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	19,125	0.1	14,189	0.1
AA-/ AA+	2,944	0.0	3,016	0.0
A- / A+	—	0.0	3,325	0.0
BBB- / BBB+	2,368,251	10.4	2,410,077	9.8
BB- / BB+	685,424	3.0	601,978	2.5

	3,075,744	13.5	3,032,585	12.4

Instruments issued in Peru and rated abroad:
BBB- / BBB+	11,710,437	51.4	12,224,488	49.8
BB- / BB+	545,868	2.4	141,841	0.6
B- / B+	—	0.0	204,762	0.8

	12,256,305	53.8	12,571,091	51.2

Instruments issued and rated abroad:
AAA	41,198	0.2	23,619	0.1
AA- / AA+	26,077	0.1	28,803	0.1
A- / A+	489,765	2.2	248,343	1.0
BBB- / BBB+	2,247,646	9.9	2,907,882	11.8
BB- / BB+	295,812	1.3	380,192	1.5
B- / B+	61,089	0.3	81,638	0.3
Less than B-	983	0.0	—	0.0

	3,162,570	13.9	3,670,477	14.8

Unrated
Certificates of deposits with variable interest rates issued by the BCRP	1,434,836	6.3	1,440,944	5.9
Negotiable certificates of deposit issued by the BCRP	43,868	0.2	179,207	0.7
Mutual funds and investment funds participations (*)	1,402,848	6.2	1,780,519	7.3
Others	1	0.0	45	0.0
Listed shares	790,408	3.5	1,235,496	5.0
Non-listed shares and participations	226,953	1.0	274,586	1.1

Total	22,393,533	98.3	24,184,950	98.5

Accrued interest	394,065	1.7	362,344	1.5

Total	22,787,598	100.0	24,547,294	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

Disclosure Of Credit Risk Exposure Explanatory
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,478,704	—	7,362,737		8,841,441
Consumer loans	—	—	—	15,005,146		15,005,146
Financial services	2,083,648	1,694,266	170,250	7,347,135	(*)	11,295,299
Mortgage loans	22,314	—	—	9,293,900		9,316,214
Manufacturing	74,303	559,581	111,069	4,873,701		5,618,654
Commerce	4,062	170,540	—	4,412,994		4,587,596
Construction and infrastructure	5,915	2,544,815	36,759	557,474		3,144,963
Government of Peru	—	7,062,066	—	3,231,139		10,293,205
Electricity, gas, water and oil	33,518	1,324,234	95,572	924,270		2,377,594
Agriculture	3,085	24,768	3,054	1,892,566		1,923,473
Leaseholds and real estate activities	24,162	156,539	5,246	606,883		792,830
Communications, storage and transportation	143,394	294,171	86,224	1,375,071		1,898,860
Mining	3,917	899,083	—	1,228,508		2,131,508
Community services	9,027	—	—	582,263		591,290
Insurance	6,345	—	—	1,427		7,772
Fishing	—	—	4,710	448,166		452,876
Commercial and micro-business loans	—	—	—	1,065,159		1,065,159
Foreign governments	—	113,816	—	—		113,816
Education, health and other services	885	91,518	—	293,872		386,275
Medicine and biotechnology	3,482	—	—	190,302		193,784
Public administration and defense	23,472	106,068	—	81,371		210,911
Professional, scientific and technical activities	3,482	196,348	—	3,930,939		4,130,769
Others	3,782	—	—	41,168		44,950

Total	2,448,793	16,716,517	512,884	64,746,191		84,424,385

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,296,098

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
BCRP	—	1,620,151	—	10,866,021		12,486,172
Consumer loans	—	—	—	12,578,669		12,578,669
Financial services	2,718,146	1,798,502	267,611	7,610,629	(*)	12,394,888
Mortgage loans	35,818	—	—	8,558,105		8,593,923
Manufacturing	196,910	736,926	100,697	4,907,086		5,941,619
Commerce	11,754	129,666	—	5,187,887		5,329,307
Construction and infrastructure	10,785	2,799,391	43,180	771,911		3,625,267
Government of Peru	—	7,246,077	—	3,225,174		10,471,251
Electricity, gas, water and oil	57,231	1,240,807	91,915	919,511		2,309,464
Agriculture	7,824	26,198	1,857	1,777,362		1,813,241
Leaseholds and real estate activities	37,608	94,320	4,580	694,506		831,014
Communications, storage and transportation	173,460	355,501	110,608	1,513,062		2,152,631
Mining	6,353	1,030,543	—	681,864		1,718,760
Community services	10,396	—	—	271,464		281,860
Insurance	2,395	—	—	17,416		19,811
Fishing	—	—	3,270	440,009		443,279
Commercial and micro-business loans	—	—	—	1,170,563		1,170,563
Foreign governments	—	86,974	—	—		86,974
Education, health and other services	3,968	104,545	—	285,101		393,614
Medicine and biotechnology	117,396	—	—	189,496		306,892
Public administration and defense	28,847	136,345	—	119,317		284,509
Professional, scientific and technical activities	15,637	223,841	—	4,009,561		4,249,039
Others	65,104	—	—	35,044		100,148

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

Summary of Financial Instruments Exposed to Credit Risk by Geographic Area
The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	152,424	13,579,422	270,166	61,849,912		75,851,924
United States of America	1,734,175	360,279	86,224	1,479,634		3,660,312
Mexico	11,410	1,049,305	—	13,178		1,073,893
Cayman Islands	141,149	—	—	—		141,149
Canada	5,560	—	—	499,111		504,671
Luxembourg	68,553	12,510	—	47,500		128,563
Colombia	95	322,840	—	55,230		378,165
Chile	1	668,122	—	28,100		696,223
Panama	—	206,216	—	333,084	(*)	539,300
Brazil	—	153,977	—	21,258		175,235
United Kingdom	192,112	306,888	154,476	27,577		681,053
Germany	24,947	—	—	175,061		200,008
Ireland	—	—	—	455		455
Ecuador	—	—	—	4,990		4,990
Belgium	—	—	157	3		160
Others	118,367	56,958	1,861	211,098		388,284

Total	2,448,793	16,716,517	512,884	64,746,191		84,424,385

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,296,098

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2021
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	379,059	13,988,582	259,810	61,482,338		76,109,789
United States of America	1,966,994	243,396	110,608	1,477,418		3,798,416
Mexico	95,933	1,485,744	—	10,384		1,592,061
Cayman Islands	315,925	—	—	125,989		441,914
Canada	7,774	—	—	934,208		941,982
Luxembourg	272,931	15,270	—	23,121		311,322
Colombia	3,459	318,054	—	85,149		406,662
Chile	30,736	673,805	—	62,221		766,762
Panama	—	281,889	—	519,082	(*)	800,971
Brazil	23,617	173,824	—	142,276		339,717
United Kingdom	231,045	383,668	251,188	38,283		904,184
Germany	28,367	—	—	263,223		291,590
Ireland	—	—	—	474		474
Ecuador	—	—	—	57,477		57,477
Belgium	—	—	164	2		166
Others	143,792	65,555	1,948	608,113		819,408

Total	3,499,632	17,629,787	623,718	65,829,758		87,582,895

Impairment allowance for loans						(2,064,917)
Accrued interest						744,622

Total						86,262,600

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

Disclosure Of Off setting Of Financial Assets Explanatory
(g.1)	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2022 and 2021, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2022
Derivatives, Note 10(b)	515,800	—	515,800	(169,050)	(235,133)	111,617

Total	515,800	—	515,800	(169,050)	(235,133)	111,617

2021
Derivatives, Note 10(b)	793,361	—	793,361	(279,024)	(174,790)	339,547

Total	793,361	—	793,361	(279,024)	(174,790)	339,547

Disclosure Of Off setting Of Financial Liabilities Explanatory
(g.2)	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2022 and 2021, are presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2022
Derivatives, Note 10(b)	297,038	—	297,038	(169,050)	(34,784)	93,204

Total	297,038	—	297,038	(169,050)	(34,784)	93,204

2021
Derivatives, Note 10(b)	413,797	—	413,797	(279,024)	(121,613)	13,160

Total	413,797	—	413,797	(279,024)	(121,613)	13,160

Summary of Value at Risk by Type of Asset
The VaR results of the Group’s portfolio by type of asset are presented below:

	2022	2021
	S/(000)	S/(000)
Equity investments	41,083	54,769
Debt investments	5,088	1,704
Derivatives and/or exchange position	2,925	10,790
Diversification effect	(4,390)	(1,876)

Consolidated VaR by type of asset (*)	44,706	65,387

The Group’s VaR results by type of risk are the following:

	2022	2021
	S/(000)	S/(000)
Exchange rate risk	4,859	7,473
Interest rate risk	4,827	10,712
Price risk	39,359	55,381
Diversification effect	(4,339)	(8,179)

Consolidated VaR by type of risk (*)	44,706	65,387

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

Schedule Of Items Exposed To Interest Rate Risk And Repricing Gap
(i.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	8,824,601	23,810	303,812	6,815	22,080	4,012,293	13,193,411
Inter-bank funds	296,119	—	—	—	—	—	296,119
Investments at fair value through other comprehensive income (debt and equity)	640,301	1,129,911	275,048	4,159,999	10,833,683	512,884	17,551,826
Investments at amortized cost	—	71,640	494,872	1,084,113	1,652,154	—	3,302,779
Loans, net (*)	4,596,996	5,750,591	10,366,009	18,886,533	6,443,838	(540,969)	45,502,998
Other assets (**)	1,054,346	99,405	69,828	73,523	28,652	4,173,670	5,499,424

Total assets	15,412,363	7,075,357	11,509,569	24,210,983	18,980,407	8,157,878	85,346,557

Financial liabilities
Deposits and obligations	30,713,163	1,688,546	6,098,329	1,022,471	323,521	8,684,678	48,530,708
Due to banks and correspondents	606,091	1,239,640	1,072,666	3,023,988	1,158,261	—	7,100,646
Inter-bank funds	30,012	—	—	—	—	—	30,012
Bonds, notes and other obligations	2,532,625	3,614	233,891	4,895,031	241,142	—	7,906,303
Insurance contract liabilities	106,335	208,257	932,909	4,417,141	4,937,730	—	10,602,372
Other liabilities (***)	464,731	131,845	120,143	90,410	5,762	2,169,867	2,982,758
Equity	—	—	—	—	—	10,045,951	10,045,951

Total liabilities and equity	34,452,957	3,271,902	8,457,938	13,449,041	6,666,416	20,900,496	87,198,750

Off- balance sheet accounts
Derivatives held as assets	1,681,974	—	—	897,190	—	—	2,579,164
Derivatives held as liabilities	1,681,974	—	—	897,190	—	—	2,579,164

	—	—	—	—	—	—	—

Marginal gap	(19,040,594)	3,803,455	3,051,631	10,761,942	12,313,991	(12,742,618)	(1,852,193)

Cumulative gap	(19,040,594)	(15,237,139)	(12,185,508)	(1,423,566)	10,890,425	(1,852,193)	—

(*)	The balance presented in column “Non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and income tax liability.
Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book and the methodology used for the measurement of their market risk is VaR.

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	11,898,425	1,025,641	188,458	60,522	—	3,931,419	17,104,465
Inter-bank funds	30,002	—	—	—	—	—	30,002
Investments at fair value through other comprehensive income (debt and equity)	714,470	1,037,091	334,042	4,339,422	11,496,250	623,718	18,544,993
Investments at amortized cost	—	70,856	—	1,600,220	1,624,954	—	3,296,030
Loans, net (*)	3,056,324	6,033,992	10,498,942	18,122,112	5,751,670	(457,457)	43,005,583
Other assets (**)	202,455	138,208	67,572	497,774	245	4,045,772	4,952,026

Total assets	15,901,676	8,305,788	11,089,014	24,620,050	18,873,119	8,143,452	86,933,099

Financial liabilities
Deposits and obligations	33,250,863	2,205,564	3,540,717	369,270	261,275	9,270,255	48,897,944
Due to banks and correspondents	587,776	685,191	1,795,332	4,488,578	965,972	—	8,522,849
Bonds, notes and other obligations	213,362	27,690	165,171	6,546,370	1,437,079	—	8,389,672
Insurance contract liabilities	93,427	183,175	810,746	3,752,061	7,118,649	—	11,958,058
Other liabilities (***)	114,629	131,645	92,945	108,032	14,159	1,754,817	2,216,227
Equity	—	—	—	—	—	9,555,362	9,555,362

Total liabilities and equity, net	34,260,057	3,233,265	6,404,911	15,264,311	9,797,134	20,580,434	89,540,112

Off- balance sheet accounts
Derivatives held as assets	—	—	—	1,758,267	—	599,700	2,357,967
Derivatives held as liabilities	—	—	—	1,758,267	599,700	—	2,357,967

	—	—	—	—	(599,700)	599,700	—

Marginal gap	(18,358,381)	5,072,523	4,684,103	9,355,739	8,476,285	(11,837,282)	(2,607,013)

Cumulative gap	(18,358,381)	(13,285,858)	(8,601,755)	753,984	9,230,269	(2,607,013)	—

(*)	The balance presented in column “Non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, Other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), and deferred income tax assets, net.

(***)	Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).

Summary of Increase Decrease In Interest Rate And Impact On Results Explanatory
The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2022
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	9,381	+/-	108,457
US Dollar	+/-50	+/-	18,762	+/-	217,095
US Dollar	+/-75	+/-	28,143	+/-	326,095
US Dollar	+/-100	+/-	37,524	+/-	435,640
Sol	+/-50	-/+	40,539	-/+	388,047
Sol	+/-75	-/+	60,809	-/+	582,844
Sol	+/-100	-/+	81,079	-/+	778,196
Sol	+/-150	-/+	121,618	-/+	1,171,915

	As of December 31, 2021
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	10,091	+/-	149,172
US Dollar	+/-50	+/-	20,182	+/-	298,698
US Dollar	+/-75	+/-	30,274	+/-	448,883
US Dollar	+/-100	+/-	40,365	+/-	600,165
Sol	+/-50	-/+	20,858	-/+	363,643
Sol	+/-75	-/+	31,287	-/+	546,431
Sol	+/-100	-/+	41,716	-/+	729,860
Sol	+/-150	-/+	62,574	-/+	1,100,408

Disclosure Of Calculation Of Sensitivity In Market Prices And The Effect On Expected Unrealized Gain Or Loss In The Consolidated Statements Of Other Comprehensive Income	However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling
interest, as of December 31, 2022 and 2021, is presented below:

	Changes in market price	2022	2021
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	51,288	62,372
Shares	+/-25	128,221	155,930
Shares	+/-30	153,865	187,115

Summary of Foreign Exchange Risk Position Of Group
The table below presents the detail of the Group’s position:

	As of December 31, 2022
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,205,093	2,404,942	583,376	13,193,411
Inter-bank funds	—	296,119	—	296,119
Financial investments	6,860,558	15,884,533	42,507	22,787,598
Loans, net	13,507,125	31,995,873	—	45,502,998
Due from customers on acceptances	45,809	—	—	45,809
Other accounts receivable and other assets, net	306,949	1,162,826	388	1,470,163

	30,925,534	51,744,293	626,271	83,296,098

Liabilities
Deposits and obligations	19,187,300	28,843,457	499,951	48,530,708
Inter-bank funds	—	30,012	—	30,012
Due to banks and correspondents	645,706	6,454,940	—	7,100,646
Bonds, notes and other obligations	7,257,098	649,205	—	7,906,303
Due from customers on acceptances	45,809	—	—	45,809
Insurance contract liabilities	3,666,074	6,936,298	—	10,602,372
Other accounts payable, provisions and other liabilities	1,231,698	1,607,541	859	2,840,098

	32,033,685	44,521,453	500,810	77,055,948

Forwards position, net	(1,993,217)	2,074,784	(81,567)	—
Currency swaps position, net	1,384,495	(1,384,495)	—	—
Cross currency swaps position, net	2,354,679	(2,354,679)	—	—
Options position, net	(172)	172	—	—

Monetary position, net	637,634	5,558,622	43,894	6,240,150

	As of December 31, 2021
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,415,166	6,062,879	626,420	17,104,465
Inter-bank funds	—	30,002	—	30,002
Financial investments	8,709,754	15,708,023	129,517	24,547,294
Loans, net	12,086,570	30,919,013	—	43,005,583
Due from customers on acceptances	152,423	—	—	152,423
Other accounts receivable and other assets, net	222,795	1,199,349	689	1,422,833

	31,586,708	53,919,266	756,626	86,262,600

Liabilities
Deposits and obligations	20,003,314	28,382,727	511,903	48,897,944
Due to banks and correspondents	757,039	7,765,810	—	8,522,849
Bonds, notes and other obligations	7,616,634	773,038	—	8,389,672
Due from customers on acceptances	152,423	—	—	152,423
Insurance contract liabilities	5,241,284	6,716,774	—	11,958,058
Other accounts payable, provisions and other liabilities	523,281	1,753,975	1,621	2,278,877

	34,293,975	45,392,324	513,524	80,199,823

Forwards position, net	(378,778)	464,885	(86,107)	—
Currency swaps position, net	2,171,025	(2,171,025)	—	—
Cross currency swaps position, net	2,123,300	(2,123,300)	—	—
Options position, net	(3)	3	—	—

Monetary position, net	1,208,277	4,697,505	156,995	6,062,777

Percentage Of Change In Currency Exchange Rate
The table be
l
ow shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2022 and 2021. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2022	2021
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(19,746)	(42,218)
US Dollar	10	(39,492)	(84,437)
US Dollar	15	(59,237)	(126,655)
Revaluation
US Dollar	5	19,746	42,218
US Dollar	10	39,492	84,437
US Dollar	15	59,237	126,655

Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,674,487	1,842,392	6,642,702	1,523,454	2,392,309	49,075,344
Inter-bank funds	30,012	—	—	—	—	30,012
Due to banks and correspondents	693,550	785,085	2,040,127	2,983,773	1,591,843	8,094,378
Bonds, notes and other obligations	2,059,807	1,155	380,495	5,726,366	435,141	8,602,964
Due from customers on acceptances	18,909	4,854	22,046	—	—	45,809
Insurance contract liabilities	106,399	208,257	932,909	4,417,141	18,196,813	23,861,519
Other accounts payable, provisions and other liabilities	1,356,478	204,843	46,535	1,976	933,228	2,543,060

Total non-derivative liabilities	40,939,642	3,046,586	10,064,814	14,652,710	23,549,334	92,253,086

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	583,440	711,292	2,059,478	841,875	344,267	4,540,352
Contractual amounts payable (outflow)	604,526	568,112	2,051,065	1,041,851	354,758	4,620,312

Total	(21,086)	143,180	8,413	(199,976)	(10,491)	(79,960)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	1,712,865	3,289	13,772	432,103	—	2,162,029
Contractual amounts payable (outflow)	1,479,047	5,038	28,784	406,806	—	1,919,675

Total	233,818	(1,749)	(15,012)	25,297	—	242,354

	As of December 31, 2021
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	39,298,408	2,286,838	3,555,643	1,251,449	2,723,645	49,115,983
Inter-bank funds	—	—	—	—	—	—
Due to banks and correspondents	732,010	431,352	2,649,853	4,373,597	1,233,202	9,420,014
Bonds, notes and other obligations	72,423	43,626	378,421	7,322,864	1,678,191	9,495,525
Due from customers on acceptances	56,903	68,083	27,437	—	—	152,423
Insurance contract liabilities	96,757	189,835	840,717	3,752,862	16,407,482	21,287,653
Other accounts payable, provisions and other liabilities	543,673	244,249	104,420	96,525	876,213	1,865,080

Total non-derivative liabilities	40,800,174	3,263,983	7,556,491	16,797,297	22,918,733	91,336,678

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	938,973	926,361	1,782,384	1,874,161	289,991	5,811,870
Contractual amounts payable (outflow)	848,334	999,058	1,727,425	2,093,959	302,650	5,971,426

Total	90,639	(72,697)	54,959	(219,798)	(12,659)	(159,556)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	29,634	—	29,670	1,787,938	113,850	1,961,092
Contractual amounts payable (outflow)	35,742	—	46,619	1,520,104	11,407	1,613,872

Total	(6,108)	—	(16,949)	267,834	102,443	347,220

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery)

Disclosure Of Maurity Analysis Of Contingent Credits
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2022	2021
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	686,403	974,601
From 1 to 3 months	1,358,990	1,242,858
From 3 to 12 months	2,054,523	2,056,381
From 1 to 5 years	387,431	166,618
Over 5 years	—	—

Total	4,487,347	4,440,458

Summary of changes in liabilities arising from financing activities
The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2022
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	30,482	(470)	—	30,012
Bonds, notes and other obligations	8,389,672	—	(137,900)	(385,850)	40,381	7,906,303
Lease liability related to right-of-use assets	234,946	—	(62,320)	(2,948)	(57,097)	112,581
Dividends payable	1,219	756,041	(755,706)	—	(93)	1,461

Total liabilities for financing activities	8,625,837	756,041	(925,444)	(389,268)	(16,809)	8,050,357

	2021
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	28,971	—	(30,945)	1,974	—	—
Bonds, notes and other obligations	7,778,751	—	(91,000)	713,744	(11,823)	8,389,672
Lease liability related to right-of-use assets	269,755	—	(66,646)	7,438	24,399	234,946
Dividends payable	921	634,181	(633,883)	—	—	1,219

Total liabilities for financing activities	8,078,398	634,181	(822,474)	723,156	12,576	8,625,837